Derivative instruments and hedging activities - Schedule of information about written credit derivatives and purchased credit protection (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	¥ (38)	¥ (102)
Maximum potential payout / Notional		15,635	18,257
Notional, Purchased credit protection		9,986	13,543
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(29)	19
Maximum potential payout / Notional		8,121	7,708
Notional, Purchased credit protection		5,708	5,688
Credit default swap indices [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(47)	(140)
Maximum potential payout / Notional		6,839	10,015
Notional, Purchased credit protection		3,886	7,494
Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	38	19
Maximum potential payout / Notional		624	419
Notional, Purchased credit protection		341	293
Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	0	0
Maximum potential payout / Notional		51	115
Notional, Purchased credit protection		51	68
Less than 1 year [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,768	3,440
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,263	1,339
Less than 1 year [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,339	2,045
Less than 1 year [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		166	56
Less than 1 year [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
1 to 3 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,912	7,390
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,095	2,915
1 to 3 years [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,601	4,189
1 to 3 years [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		216	286
1 to 3 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
3 to 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,110	5,856
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,579	2,448
3 to 5 years [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,284	3,257
3 to 5 years [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		210	63
3 to 5 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		37	88
More than 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,845	1,571
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,184	1,006
More than 5 years [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		615	524
More than 5 years [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		32	14
More than 5 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 14	¥ 27

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty offsetting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivatives.